CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITES
Net loss	$ (12,096,864)	$ (3,022,207)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation	54,946	13,439
Allowance for doubtful accounts	(7,914)	7,914
Amortization of debt discount and deferred financing costs	835,849	106,676
Amortization of intangible assets	194
Change in fair value of derivative liability	975,902	(5,025)
Stock-based compensation		1,166
Loss on conversion of debt	31,943
Changes in operating assets and liabilities:
Account receivable	9,329	(39,769)
Inventory	(174,624)	(156,289)
Other current assets	(477,937)	113,808
Other assets	(44,359)
Account payable	316,174	(58,752)
Accrued expenses and other current liabilities	2,060,098	408,557
Net cash flows used in operating activities	(8,517,263)	(2,630,482)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	(544,236)
Patent costs	(53,482)
Deposits	(31,965)
Net cash flows used in investing activities	(629,683)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from secured promissory note, net of costs	9,875,000
Proceeds from convertible notes payable	100,000	2,940,000
Proceeds from sale of common stock	4,696
Repayment of advances from related party	(155,645)
Purchase and retirement of common stock	(3,260)
Proceeds from loans payable		50,000
Proceeds from exercise of warrants		6,744
Advances from related parties		119,508
Repayment of short term loan		(75,000)
Net cash flows provided by financing activities	9,820,791	3,041,252
Increase in cash and cash equivalents	673,845	410,770
Cash and cash equivalent, beginning of period	456,018	45,248
Cash and cash equivalents, end of period	1,129,863	456,018
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	979,167	502,638
Cash paid for income taxes
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Reclassification of derivative liability to additional paid in capital	1,141,995
Increase in debt for non cash interest	135,246
Interest converted to debt	17,310	880,558
Derivative liability		$ 171,118